Financial Instruments - Schedule of Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	¥ 4,362	¥ 7,772
Changes in the fair value during the period	476	(2,059)
Settled and paid during the period	0	(774)
Foreign currency translation differences	(1,652)	(577)
Contingent liabilities recognised in business combination at end of period	3,185	4,362
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	3,003
Contingent liabilities recognised in business combination at end of period	3,103	3,003
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	1,398
Contingent liabilities recognised in business combination at end of period	¥ 83	¥ 1,398